Equity Method Investees - Summarized Financial Information, Related Parties (Detail) - Frontline [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Cost of products sold	$ 304	$ 300	$ 470
Selling, general and administrative expenses	(3,264)	(2,742)	$ (3,078)
Balances with related parties (included in trade payables)	$ 5,419	$ 4,639